INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income)	$ 113,220	$ 30,603
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	10,904	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 175,600	$ 130,400
Average effective tax rate	22.00%	5.40%
Recognized in the statements of earnings	$ (12,665)	$ (10,147)
Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in the statements of earnings	31,097	396
Proxy contest, leadership changes, and other matters
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income)	82,700
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in the statements of earnings	(10,904)	$ 0
Barbados Corporate Tax Rate Increase
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income)	47,500
Current tax expense (income)	33,000
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries	732,000
Average effective tax rate		18.00%
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)	$ 78,000